Exhibit 99.1

Vivint Solar Financing V, LLC

Solar Asset Backed Notes, Series 2018-1

Sample Solar Asset Agreed-Upon Procedures

Report To:

Vivint Solar, Inc.

Vivint Solar Financing V Parent, LLC

23 May 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures

Vivint Solar, Inc.

Vivint Solar Financing V Parent, LLC

1800 West Ashton Boulevard

Lehi, Utah 84043

Re:	Vivint Solar Financing V, LLC (the “Issuer”)
Solar Asset Backed Notes, Series 2018-1 (the “Notes”)
Sample Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Vivint Solar, Inc. (the “Sponsor”), Vivint Solar Financing V Parent, LLC (the “Depositor), Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Citigroup Global Markets, Inc. (“Citigroup” together with the Sponsor, Depositor and Credit Suisse, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of (i) photovoltaic systems installed on residential properties and the related customer agreements (the “Host Customer Solar Assets”) and (ii) solar renewable energy certificates generated by photovoltaic systems (the “Hedged SREC Solar Assets,” together with the Host Customer Solar Assets, the “Solar Assets”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “1.7.7.2 Data Tape Hardcode—2018-04-24 (ABS).xlsx” and the corresponding record layout and decode information (the “Preliminary Host Customer Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain photovoltaic systems installed on residential properties and the related customer agreements (the “Preliminary Host Customer Solar Assets”) as of 31 March 2018 (the “Preliminary Cut-Off Date”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Host Customer Solar Assets and

ii.	Labeled “SREC Contracts—2018-05-15 (ABS).xlsx” and the corresponding record layout and decode information (the “Hedged SREC Data File,” together with the Preliminary Host Customer Data File, the “Initial Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Hedged SREC Solar Assets as of 30 April 2018 (the “Statistical Cut-Off Date”),

b.	A schedule (the “Sample Host Customer Solar Asset Listing Schedule”) that the Sponsor, on behalf of the Depositor, indicated contains the AR (each, an “AR Number”) for 350 Preliminary Host Customer Solar Assets (the “Sample Host Customer Solar Assets”),

c.	A schedule (the “Sample Hedged SREC Solar Asset Listing Schedule,” together with the Sample Host Customer Solar Asset Listing Schedule, the “Sample Solar Asset Listing Schedules”) that the Sponsor, on behalf of the Depositor, indicated contains the Contract ID (each, a “Contract ID”) for five Hedged SREC Solar Assets (the “Sample Hedged SREC Solar Assets,” together with the Sample Host Customer Solar Assets, the “Sample Solar Assets”),

d.	Imaged copies of:

i.	The residential solar system lease agreement, residential power purchase agreement, amendment and/or change order thereto or other related documents (collectively and as applicable, the “Agreement”),

ii.	The interconnection notice or interconnection application (collectively and as applicable, the “Interconnection Notice”),

iii.	The PV designer report (the “PV Designer Report”),

iv.	Certain printed screen shots from the Sponsor’s servicing system (collectively, the “System Screen Shots”),

v.	The CAD report (the “CAD Report”),

vi.	The utility bill (as applicable, the “Utility Bill”) and

vii.	The credit report (the “Credit Report,” together with the Agreement, Interconnection Notice, PV Designer Report, System Screen Shots, CAD Report and Utility Bill, the “Source Documents”),

as applicable, that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Host Customer Solar Asset,

e.	Imaged copies of the agreement for the purchase and sale of renewable energy certificates or other related documents (collectively and as applicable, the “Hedged SREC Agreements”) that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Hedged SREC Solar Asset,

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Host Customer Data File, which is shown on Exhibit 1 to Attachment A,

g.	The list of Hedged SREC Characteristics (as defined in Attachment A), which is shown in Item 2. of Attachment A, and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Host Customer Solar Assets on the Sample Host Customer Solar Asset Listing Schedule and Sample Hedged SREC Solar Assets on the Sample Hedged SREC Solar Asset Listing Schedule were selected by the Sponsor, on behalf of the Depositor. The Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the (i) number of Sample Host Customer Solar Assets and Sample Hedged SREC Solar Assets or (ii) methodology they used to select the Sample Host Customer Solar Assets and Sample Hedged SREC Solar Assets from the Preliminary Host Customer Data File and Hedged SREC Data File, respectively. The Depositor is responsible for the selection of the Sample Solar Assets from the Initial Data Files. The Sponsor, on behalf of the Depositor, indicated that the Sample Solar Assets are expected to be representative of the Solar Assets.

For the purpose of the procedures described in this report, the:

a.	350 Sample Host Customer Solar Assets are referred to as Sample Host Customer Solar Asset Numbers 1 through 350 and

b.	Five Sample Hedged SREC Solar Assets are referred to as Sample Hedged SREC Solar Asset Numbers 1 through 5.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Initial Data Files, Sample Solar Asset Listing Schedules, Source Documents, Hedged SREC Agreements, Sample Characteristics, Hedged SREC Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Initial Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sample Solar Asset Listing Schedules, Source Documents, Hedged SREC Agreements or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Host Customer Solar Assets or Solar Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Assets,

iii.	Whether the originator of the Solar Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 May 2018

Attachment A

Procedures performed and our associated findings

1.	For each Sample Host Customer Solar Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Host Customer Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

2.	For each Sample Hedged SREC Solar Asset, we compared the:

a.	VS Counterparty (“counterparty”),

b.	SREC Buyer (“SREC buyer”),

c.	SREC Type (“state”),

d.	Delivery Schedule by Energy Year (Firm Obligation, MWh) (“quantity by firm”),

e.	Delivery Schedule by Energy Year (Non Firm Obligation, MWh) (“quantity by non firm”) and

f.	Price ($/MWh) (“price per MWh”)

(collectively, the “Hedged SREC Characteristics”) for each reporting year, all as shown on the Hedged SREC Data File, to the corresponding information located on the corresponding Hedged SREC Agreement, subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is stated in the succeeding paragraph of this Item 2. All such compared information was in agreement.

For the purpose of comparing the counterparty and SREC buyer Hedged SREC Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations or truncations.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in this Item 2.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Host Customer Data File Field Name	Source Document(s)	Note(s)
AR number	AR	Agreement	i.

State	State	Agreement or Interconnection Notice	ii.

Zip code	ZIP (5 Digit)	Agreement or PV Designer Report	iii.

Contract type	Contract Type	Agreement

Original term (months)	Total Contract Term (months)	Agreement

Year 1 monthly payment (lease)	Y1 Monthly Lease Payment	(a) Agreement or (b) Agreement, PV Designer Report and recalculation	iv., v.

Annual escalator	Escalator (%)	Agreement

Year 1 lease production guarantee	Production Guarantee	Agreement	iv., vi.

Year 1 lease rate guarantee	Y1 Guarantee Payment	Agreement	iv.

1st yr estimated generation (kWh)	1st Yr Estimated Generation (kWh)	PV Designer Report	vii.

InService date	InService Date	Interconnection Notice or System Screen Shots	viii.

System size actual (kW)	System Size Actual (kW)	(a) CAD Report or (b) CAD Report and recalculation	ix.

Electric utility company	Electric Utility Company	Interconnection Notice or Utility Bill	x., xi.

Panel manufacturer	Panel Manufacturer	PV Designer Report or CAD Report	x., xii.

Inverter manufacturer	Inverter	PV Designer Report or CAD Report	x., xiii.

FICO score	FICO	Credit Report

First payment date	First Payment Date	Recalculation	xiv.

Last payment date	Last Payment Date	Agreement and recalculation	xv.

Seasoning (months)	Seasoning	Recalculation	xvi.

Remaining term (months)	Remaining Contract Term	Agreement and recalculation	xvii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the state Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 100, 101, 102, 105, 106, 107, 109, 124, 132, 150, 151, 157, 174, 176, 202, 204, 224, 226 and 306), the Sponsor, on behalf of the Depositor, instructed us to use the Agreement as the Source Document.

Exhibit 1 to Attachment A

For the purpose of comparing the state Sample Characteristic for Sample Host Customer Solar Asset Numbers 100, 101, 102, 105, 106, 107, 109, 124, 132, 150, 151, 157, 174, 176, 202, 204, 224, 226 and 306, the Sponsor, on behalf of the Depositor, instructed us to use the Interconnection Notice as the Source Document.

iii.	For the purpose of comparing the zip code Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Solar Asset Number 289), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the zip code, as shown on the Preliminary Host Customer Data File, agreed with the corresponding value, as shown on the Agreement, in accordance with the following decode table:

Preliminary Host Customer Data File Value	Source Document Value
8629	08629
8872	08872
1301	01301
8330	08330
1106	01106
8527	08527
6824	06824
1501	01501
1009	01009
1238	01238
2136	02136
8028	08028

For the purpose of comparing the zip code Sample Characteristic for Sample Host Customer Solar Asset Number 289, the Sponsor, on behalf of the Depositor, instructed us to use the PV Designer Report as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	The Sponsor, on behalf of the Depositor, instructed us not to compare the year 1 monthly payment (lease), year 1 lease production guarantee and year 1 lease rate guarantee Sample Characteristics for any Sample Host Customer Solar Asset with a contract type value of “PPA,” as shown on the Preliminary Host Customer Data File (each, a “Sample PPA Solar Asset”).

v.	For the purpose of comparing the year 1 monthly payment (lease) Sample Characteristic for each Sample Host Customer Solar Asset with a contract type value of “LEASE,” as shown on the Preliminary Host Customer Data File (each, a “Sample Lease Solar Asset”), the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of comparing the year 1 monthly payment (lease) Sample Characteristic for each Sample Lease Solar Asset (except for Sample Host Customer Solar Asset Numbers 87, 88, 97, 104, 116, 125 and 229), the Sponsor, on behalf of the Depositor, instructed us to use the Agreement as the Source Document.

For the purpose of comparing the year 1 monthly payment (lease) Sample Characteristic for Sample Host Customer Solar Asset Numbers 87, 88, 97, 104, 116, 125 and 229, the Sponsor, on behalf of the Depositor, instructed us to recalculate the year 1 monthly payment (lease) by:

a.	Multiplying the:

(1)	Year 1 lease rate guarantee, as shown on the Agreement,

by

(2)	1st yr estimated generation (kWh), as shown on the PV Designer Report,

b.	Dividing the result of a. above by 12 and

c.	Rounding the result obtained in b. above to the second decimal place ($XX.XX).

vi.	For the purpose of comparing the year 1 lease production guarantee Sample Characteristic for each Sample Lease Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 2% or less (calculated as a percentage of the year 1 lease production guarantee value that is shown on the Preliminary Host Customer Data File).

vii.	For the purpose of comparing the 1st yr estimated generation (kWh) Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 5% or less (calculated as a percentage of the 1st yr estimated generation (kWh) value that is shown on the Preliminary Host Customer Data File).

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the inService date Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 5, 157, 168, 179, 249 and 350), the Sponsor, on behalf of the Depositor, instructed us to (a) use the Interconnection Notice as the Source Document and (b) ignore differences of +/- 15 days or less.

For the purpose of comparing the inService date Sample Characteristic for Sample Host Customer Solar Asset Numbers 5, 157, 168, 179, 249 and 350, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

ix.	For the purpose of comparing the system size actual (kW) Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Number 144), the Sponsor, on behalf of the Depositor, instructed us to use the CAD Report as the Source Document.

For the purpose of comparing the system size actual (kW) Sample Characteristic for Sample Host Customer Solar Asset Number 144, the Sponsor, on behalf of the Depositor, instructed us to recalculate the system size actual (kW) by:

a.	Multiplying the module wattage amount by the quantity, both as shown on the CAD Report, and

b.	Dividing the result obtained in a. above by 1,000.

x.	For the purpose of comparing the electric utility company, panel manufacturer and inverter manufacturer Sample Characteristics for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

xi.	For the purpose of comparing the electric utility company Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 38 and 105), the Sponsor, on behalf of the Depositor, instructed us to note agreement with an electric utility company value of “WMECO,” “CLP” or “NSTAR,” all as shown on the Preliminary Host Customer Data File, if the corresponding electric utility company is “Eversource,” as shown on the Interconnection Notice.

For the purpose of comparing the electric utility company Sample Characteristic for Sample Host Customer Solar Asset Numbers 38 and 105, the Sponsor, on behalf of the Depositor, instructed us to use the Utility Bill as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the panel manufacturer Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Number 98), the Sponsor, on behalf of the Depositor, instructed us to use the PV Designer Report as the Source Document.

For the purpose of comparing the panel manufacturer Sample Characteristic for Sample Host Customer Solar Asset Number 98, the Sponsor, on behalf of the Depositor, instructed us to use the CAD Report as the Source Document.

xiii.	For the purpose of comparing the inverter manufacturer Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 34 and 182), the Sponsor, on behalf of the Depositor, instructed us to use the PV Designer Report as the Source Document.

For the purpose of comparing the inverter manufacturer Sample Characteristic for Sample Host Customer Solar Asset Numbers 34 and 182, the Sponsor, on behalf of the Depositor, instructed us to use the CAD Report as the Source Document.

xiv.	For the purpose of comparing the first payment date Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to recalculate the first payment date by adding:

a.	One month

to

b.	The last day of the month of the inService date, as shown on the Preliminary Host Customer Data File.

xv.	For the purpose of comparing the last payment date Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:

a.	Number of months resulting from subtracting:

(1)	1

from the

(2)	Original term (months), as shown on the Agreement,

to

b.	First payment date, as recalculated in note xiv. above.

Exhibit 1 to Attachment A

Notes: (continued)

xvi.	For the purpose of comparing the seasoning (months) Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to recalculate the seasoning (months) by:

a.	Calculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the:

(1)	First payment date, as recalculated in note xiv. above,

and

(2)	Preliminary Cut-Off Date,

b.	Dividing the result obtained in a. above by 30,

c.	Adding 1 to the result obtained in b. above and

d.	Rounding the result obtained in c. above to the nearest integer.

xvii.	For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Seasoning (months), as recalculated in note xvi. above,

from

b.	Original term (months), as shown on the Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Host Customer Solar Asset Number	Sample Characteristic	Preliminary Host Customer Data File Value	Source Document Value

17	Panel manufacturer	Trina Solar	Yingli Energy (China)

29	1st yr estimated generation (kWh)	6,110.90	4,906.60

30	System size actual (kW)	5.500	5.610

49	Panel manufacturer	Trina Solar	Yingli Energy (china)

50	InService date	5/6/2015	3/27/2015

	First payment date	6/30/2015	4/30/2015

	Last payment date	5/31/2035	3/30/2035

	Seasoning (months)	34	36

	Remaining term (months)	206	204

118	1st yr estimated generation (kWh)	16,119.70	17,803.90

	System size actual (kW)	15.370	16.240

136	1st yr estimated generation (kWh)	7,675.00	8,082.80

199	Panel manufacturer	Trina Solar	Hanwah Solar